Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 2,277,832	$ 8,168,144
Less: accumulated depreciation		(556,548)	(808,728)
Property and equipment, net	$ 1,660,660	1,721,284	7,359,416
Land and building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		1,885,786	7,881,202
Furniture, fixtures and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		39,743	13,412
Computer equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		243,314	164,536
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 108,989	$ 108,994